SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION - Schedule of Cash Flow, Supplemental Disclosures (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable
Pre-need/at-need contract originations (sales on credit)	$ 25,457	$ 27,587	$ (113,759)	$ (126,199)
Cash receipts from sales on credit (post-origination)	23,862	25,622	105,126	130,697
Changes in accounts receivable, net of allowance	(1,595)	(1,965)	(8,633)	4,498
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	35,586	34,205	141,264	146,279
Withdrawals of realized income from merchandise trusts during the period	2,684	2,124	8,537	15,582
Pre-need/at-need contract originations (sales on credit)	25,457	27,587	113,759	126,199
Undistributed merchandise trust investment earnings, net	(1,595)	3,610	13,389	(2,725)
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(2,107)	(2,255)	9,555	9,618
Recognized maturities of customer contracts collected as of end of period	(45,989)	(46,131)	204,629	188,897
Recognized maturities of customer contracts uncollected as of end of period	(7,602)	(10,556)	26,109	49,415
Changes in customer contract liabilities	$ 6,434	$ 8,584	$ 36,656	$ 37,405